UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

                    Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)               (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     7/31

Date of reporting period:     4/30/09

Form N-Q is to be used by management investment companies, other than small business investment  companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Mirzam Capital Appreciation Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 86.63%	Shares	Value

Agriculture Chemicals - 4.86%
Syngenta AG (b)	5,000	$ 213,250

Bituminous Coal & Lignite Surface Mining - 1.31%
Yanzhou Coal Mining Company Ltd. (b)	6,000	57,420

Cable & Other Pay Television Services - 0.82%
Net Servicos de Comunicacao S.A. (a) (b)	4,400	35,816

Cement, Hydraulic - 3.61%
Eagle Materials, Inc.	5,700	158,460

Crude Petroleum & Natural Gas - 4.90%
PetroChina Co., Ltd. (b)	1,100	95,601
Unit Corp. (a)	4,380	119,530
		215,131

Cutlery, Handtools & General Hardware - 1.42%
Simpson Manufacturing Co., Inc.	2,800	62,328

Deep Sea Foreign Transportation of Freight - 2.88%
DryShips, Inc.	900	6,678
Ship Finance International, Ltd.	13,900	119,957
		126,635

Electric Services - 1.45%
CPFL Energia S.A. (b)	1,400	63,714

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.63%
Emerson Electric Co.	3,400	115,736

Food & Kindred Products - 3.68%
Campbell Soup Co.	2,000	51,440
Nestle SA (b)	3,400	110,330
		161,770

Industrial Organic Chemicals - 1.57%
Methanex Corp.	6,000	68,820

Meat Packing Plants - 1.06%
Seaboard Corp.	50	46,750

Metal Mining - 3.75%
Freeport-McMoRan Copper & Gold, Inc.	600	25,590
Southern Copper Corp.	7,500	139,275
		164,865

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued		.
April 30, 2009
(Unaudited)

Common Stocks - 86.63% - continued	Shares	Value

Natural Gas Transmission - 3.62%
TransCanada Corp.	6,370	$ 159,059

Oil & Gas Field Exploration Services - 1.85%
Compagnie Generale de Geophysique - Veritas (a) (b)	5,650	81,473

Personal Credit Institutions - 0.29%
Advance America Cash Advance Centers, Inc.	3,200	12,800

Petroleum Refining - 3.47%
StatoilHydro ASA (b)	8,200	152,520

Pharmaceutical Preparations - 10.50%
GlaxoSmithKline plc (b)	1,400	43,064
Johnson & Johnson	2,150	112,574
Pfizer, Inc.	7,100	94,856
Teva Pharmaceutical Industries, Ltd. (b)	4,800	210,672
		461,166

Plastics, Materials, Synthetic Resins, & Nonvulcan Elastomers - 1.09%
Dow Chemical Company / The	3,000	48,000

Primary Production of Aluminum - 3.50%
Aluminum Corporation of China, Ltd. (b)	8,000	153,840

Radiotelephone Communications - 2.56%
SK Telecom Co., Ltd. (b)	2,080	32,594
Tele Norte Leste Participacoes S.A. (b)	2,100	32,655
Vimpel - Communications (a) (b)	5,000	47,100
		112,349

Railroad Equipment - 0.15%
FreightCar America, Inc.	350	6,731

Refuse Systems - 0.36%
American Ecology Corp.	970	16,024

Retail - Variety Stores - 0.75%
Wal-Mart Stores, Inc.	650	32,760

Secondary Smelting & Refining of Nonferrous Metals - 0.99%
Titanium Metals Corp.	6,400	43,456

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 8.22%
ArcelorMittal (c)	3,000	70,740
Carpenter Technology Corp.	3,000	62,010
Gerdau S.A. (b)	8,000	56,800
Tenaris S.A. (b)	4,500	112,590
Ternium S.A. (b)	7,000	58,870
		361,010

Surgical & Medical Instruments & Apparatus - 2.22%
China Medical Technologies, Inc. (b)	5,000	97,700

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund		.
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 86.63% - continued	Shares	Value

Telephone Communications (No Radiotelephone) - 11.95%
America Movil SAB de C.V. - Series A (b)	850	$ 28,305
China Mobile, Ltd. (b)	4,000	172,640
Hutchison Telecommunications International, Ltd. (b)	3,000	13,380
PT Telekomunikasi Indonesia (b)	2,500	71,850
Telefonica S.A. (b)	3,000	168,870
Turkcell Iletisim Hizmetleri A.S. (b)	5,500	69,850
		524,895

Women's, Misses', and Juniors Outerwear - 1.17%
Cherokee, Inc.	2,800	51,156

TOTAL COMMON STOCKS (Cost $5,385,680)		3,805,634

Real Estate Investment Trusts - 0.04%

Anthracite Capital, Inc.	4,600	1,840

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $35,686)		1,840

Limited Partnerships - 2.35%

Alliance Resource Partners, L.P.	1,000	32,890
Pope Resources, Ltd. LP	700	13,545
Terra Nitrogen Co., L.P.	425	56,933

TOTAL LIMITED PARTNERSHIPS (Cost $112,266)		103,368

Income Trusts - 3.18%

Pengrowth Energy Trust	12,120	79,749
Precision Drilling Trust	12,700	59,817

TOTAL INCOME TRUSTS (Cost $359,272)		139,566

Money Market Securities - 7.70%

Huntington Money Market Fund - Trust Shares, 0.01% (d)	338,097	338,097

TOTAL MONEY MARKET SECURITIES (Cost $338,097)		338,097

TOTAL INVESTMENTS (Cost $6,231,001) - 99.90%		$ 4,388,505

Other assets less liabilities - 0.10%		4,297

TOTAL NET ASSETS - 100.00%		$ 4,392,802

(a) Non-income producing.
(b) American Depositary Receipts.
(c) New York Registered
(d) Variable rate security; the money market rate shown represents the rate at April 30, 2009.

Tax Related
Unrealized appreciation		$57,145
Unrealized depreciation		(1,899,641)
Net unrealized depreciation		$ (1,842,496)

Aggregate cost of securities for income tax purposes		$ 6,231,001

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)
Percentage of
Diversification of Assets:	Net Assets
Bermuda	2.73%
Brazil	4.30%
Britain	0.98%
Canada	8.36%
China	9.21%
France	1.85%
Greece	0.15%
Hong Kong	4.23%
Indonesia	1.64%
Israel	4.80%
Luxembourg	5.51%
Mexico	0.64%
Norway	3.47%
Republic of Korea (South)	0.74%
Russian Federation	1.07%
Spain	3.84%
Switzerland	7.37%
Turkey	1.59%
United States	37.42%
Other assets less liabilities	0.10%
Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Related Footnotes to the Schedule of Investments
April 30, 2009 – (unaudited)

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Fair Valuation – The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Mirzam Capital Appreciation Fund
Related Footnotes to the Schedule of Investments - continued
April 30, 2009 – (unaudited)

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities		Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices		$4,388,505	$-
Level 2 – Other Significant Observable Inputs	$		$-
Level 3 – Internal Unobservable Inputs		$-	$-
Total		$4,388,505	$-

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of May 22, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:           Unified Series Trust

By

          /s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Date     5/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

     /s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Date     5/26/2009

By

          /s/ Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date     5/26/2009